Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of components of the Company's deferred tax assets and liabilities

The components of the Company's deferred tax assets and liabilities are as follows:

Year ended December 31,	2013	2012
	(in thousands)
Deferred tax assets:
Accrued expenses	$2,228	$2,859

Net deferred tax assets	2,228	2,859

Deferred tax liabilities:
Property, plant and equipment	(3,459)	(7,840)
Intangibles	(823)	(577)

Net deferred tax liabilities	(4,282)	(8,417)

Net:	$(2,054)	$(5,558)

Schedule of the provision for income taxes charged to operations

The provision for income taxes charged to operations for years ended December 31, 2013, 2012 and 2011 was as follows:

Year ended December 31,	2013	2012	2011
	(in thousands)
Current tax expense
Federal	$19,429	$12,216	$21,048
State	3,513	2,303	4,341

Total current	22,942	14,519	25,389

Deferred tax (benefit) expense
Federal	(7,624)	64	(6,780)
State	1,978	(152)	266

Total deferred	(5,646)	(88)	(6,514)

Total provision	$17,296	$14,431	$18,875

Schedule of reconciliation of the statutory federal income tax rate to the actual effective income tax rate

The following tables reconcile the statutory federal income tax rate to the actual effective income tax rate for the years ended December 31, 2013, 2012 and 2011:

Year ended December 31,	2013	2012	2011
Percent of pretax income
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
State and local income taxes	10.4%	3.0%	6.6%
Nondeductible transaction costs	7.5%	0.0%	0.0%
REIT conversion benefit	(5.3)%	0.0%	0.0%
Other permanent differences	(0.8)%	0.1%	0.2%
Other miscellaneous items	(0.2)%	0.5%	(0.4)%

	46.6%	38.6%	41.4%

Year ended December 31,	2013	2012	2011
	(in thousands)
Amount based upon pretax income
U.S. federal statutory income tax	$12,994	$13,073	$15,945
State and local income taxes	3,840	1,126	3,016
Nondeductible transaction costs	2,793	—	—
REIT conversion benefit	(1,959)	—	—
Permanent differences	(268)	30	72
Other miscellaneous items	(104)	202	(158)

	$17,296	$14,431	$18,875